DEBT - Summary of movements in debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Movement In Debt Balance [Roll Forward]
Deferred charges, beginning balance	$ (10,650)
Long-term debt, beginning balance	1,120,856
Loan draw downs	537,140
Proceeds from issuance of debt	0
Loan repayments	(297,505)
Repayment of debt issuance cost	0
Capitalized financing fees and expenses	(4,516)
Amortization of deferred charges	3,066	$ 1,662
Long-term debt, gross, ending balance	1,371,141
Deferred charges, ending balance	(12,100)
Long-term debt, ending balance	1,359,041
Floating rate debt
Movement In Debt Balance [Roll Forward]
Long-term debt, gross, beginning balance	1,131,506
Loan draw downs	537,140
Loan repayments	(297,505)
Capitalized financing fees and expenses	0
Amortization of deferred charges	0
Long-term debt, gross, ending balance	$ 1,371,141